CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income (loss) (including amounts attributable to the redeemable noncontrolling interest)	$ 25,876	$ 11,156	$ (36,919)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	22,860	17,486	19,450
Unrealized gain (loss) on foreign currency	1,824	(2,623)	209
Stock based compensation	23,565	1,189	2,813
Change in fair value of warrants	(4,740)
Change in fair value of derivative liability	(26,745)
Issuance costs allocated to derivative liability	1,424
Amortization of debt discount and deferred issuance costs	326
Deferred income tax	(28,087)	112	(1)
Loss on disposition of subsidiary	1,234	711
Loss (gain) on disposition of assets	220	254	(1,007)
Loss on extinguishment of debt		600
Unrealized gain on investment		(500)
Provision for doubtful accounts	(161)	322	67
Changes in operating assets and liabilities:
Accounts receivable	(12,951)	(7,086)	4,397
Prepaid expenses and other current assets and prepaid expenses and other assets	2,361	2,537	(6,395)
Accounts payable	3,546	(1,521)	(4,603)
Deferred rent	(4,456)	397	(2,507)
Accrued compensation	2,307	1,429	488
Accrued expenses and other liabilities	(1,847)	2,086	6,309
Deferred revenue	(5,759)	1,004	(2,544)
Cash provided by (used in) operating activities	797	27,553	(20,243)
Investing activities:
Business acquisitions, net of cash acquired	(189,885)
Capital expenditures	(4,983)	(4,708)	(423)
Capitalization of internal-use software	(11,039)	(9,830)	(8,166)
Purchases of marketable securities			(48)
Proceeds from sales and maturities of marketable securities			25,000
Cash of disposed subsidiary, less proceeds on disposition	(2,121)	(265)
Cash (used in) provided by investing activities	(208,028)	(14,803)	16,363
Financing activities:
Net proceeds from reverse recapitalization	(11,652)
Proceeds from issuance of common stock	35,000
Proceeds from issuance of convertible notes, net of issuance costs	143,806
Proceeds from exercise of stock options	6,975	159	195
Borrowings from revolving credit facility	9,000	19,896
Payments on revolving credit facility	(1,306)	(217,982)
Borrowings from secured borrowing facility		217,382
Cash provided by financing activities	181,823	19,455	195
Effect of currency translation on cash and cash equivalents	(985)	(103)	264
Net increase (decrease) in cash, cash equivalents and restricted cash	(26,393)	32,102	(3,421)
Cash and cash equivalents and restricted cash at beginning of period	106,126	74,024	77,445
Cash and cash equivalents and restricted cash at end of period	79,733	106,126	74,024
Supplemental disclosure of cash flow information:
Cash paid for income taxes, net	1,228	83	415
Cash paid for interest	$ 901	$ 1,096	$ 270